Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Depreciation [Abstract]
Depreciation for the period	$ (24,676)	$ (23,417)	$ (17,151)
Vessels [Member]
Cost [Abstract]
Beginning balance	511,516	488,049
Additions	419	71,224
Vessel contributed to United Maritime Corporation	0	(17,948)
Transfer to "Assets held for Sale"	0	(29,809)
Ending balance	511,935	511,516	488,049
Accumulated Depreciation [Abstract]
Beginning balance	(77,383)	(61,987)
Depreciation for the period	(24,076)	(23,294)
Vessel contributed to United Maritime Corporation	0	5,046
Transfer to "Assets held for Sale"	0	2,852
Ending balance	(101,459)	(77,383)	$ (61,987)
Net book value	$ 410,476	$ 434,133